Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Before Income Taxes for Cayman and Non-Cayman Entities
The income before taxes for Cayman and
Non-Cayman
entities is as follows:

	Year Ended December 31
	2022	2023	2024
	US$	US$	US$
Cayman	(39,449)	(17,082)	(5,305)
Non-Cayman	252,027	78,130	112,714

Income before taxes	212,578	61,048	107,409

Components of Income Tax Expense
The components of income tax provision (benefit) were as follows:

	Year Ended December 31
	2022	2023	2024
	US$	US$	US$
Current	42,594	7,747	18,582
Deferred	(2,526)	428	(422)

Income tax expense	40,068	8,175	18,160

Effective tax rate	18.8%	13.4%	16.9%

Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense	A reconciliation of its income tax expense at the statutory rate and provision for income tax is shown below:

	Year Ended December 31
	2022	2023	2024
	US$	US$	US$
Tax expense at Cayman statutory rate	—	—	—
Differences between Cayman and other statutory tax rates	38,696	9,979	16,107
Permanent differences	(3,377)	206	365
Temporary differences	(1,091)	(1,614)	(2,703)
Alternative minimum tax	1	1	1
Income tax on undistributed earnings	1,874	—	193
Net changes in income tax credit	(38)	(205)	(101)
Net changes in valuation allowance of deferred income tax assets	(302)	3,260	5,014
Net operating loss carryforwards	1,668	(1,805)	497
Liabilities related to unrealized tax benefits	11,036	5,482	(42)
Adjustment of prior years’ taxes and others	(8,399)	(7,129)	(1,171)

Income tax expense	40,068	8,175	18,160

Deferred Income Tax Assets (Liabilities)
Significant components of our deferred tax assets (liabilities) at the end of each period are as follows:

	December 31
	2023	2024
	US$	US$
Stock-based compensation	1,430	1,520
Allowance for sales return	392	1,024
Inventory reserve	2,983	3,122
Foreign currency translation	(35)	(126)
Property and equipment	(1,076)	(628)
Investment tax credits	3,495	3,596
Net operating loss carryforwards	21,332	21,607
Others	3,055	6,563
Valuation allowance	(23,120)	(27,800)

Net deferred tax assets	8,456	8,878

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2022	2023	2024
	US$	US$	US$
Balance, beginning of year	26,317	37,105	43,764
Increases in tax positions taken in current year	13,705	16,054	4,376
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(2,917)	(9,395)	(4,556)

Balance, end of year	37,105	43,764	43,584

Summary of Major Jurisdictions and Tax Year Subject to Examination by Tax Authorities
The Company files income tax returns in the U.S. and foreign jurisdictions. The following table summarizes the Company’s major jurisdictions and tax years that remain subject to examination by tax authorities as of December 31, 2024:

Tax Jurisdiction	Tax Years
China	2021 and onward
Hong Kong	2021 and onward
Taiwan	2019 and onward
United States	2019 onward